Summary of financial assets and liabilities in foreign currency (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade accounts receivables	$ 231,174		$ 229,032
Total assets	4,904,836		5,064,226
Loans and financings	1,699,315	$ 102,042	2,024,314	$ 1,508,557
Trade payables	411,818		370,122
Lease liabilities	19,639		25,689	$ 34,384
Total liabilities	3,260,556		3,442,982
Foreign currencies [member]
Disclosure of financial assets [line items]
Cash, cash equivalents and financial investments	95,320		257,706
Derivative financial instruments	314		22,376
Trade accounts receivables	34,858		42,612
Total assets	130,492		322,694
Loans and financings	272,353		454,372
Derivative financial instruments	380		21,484
Trade payables	200,983		165,019
Lease liabilities	7,921		20,792
Use of public assets	24,384		20,787
Total liabilities	506,021		682,454
Net exposure	$ (375,529)		$ (359,760)